Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The compensation committee meets periodically throughout the year to manage and evaluate our executive compensation program, and generally determines the principal elements of compensation (base salary, a performance-based cash bonus opportunity and equity awards) for our executive officers on an annual basis; however, decisions may occur at other times for new hires, promotions or other special circumstances as our compensation committee determines appropriate. The compensation committee does not delegate authority to approve executive officer compensation. The Company does not currently grant stock options, stock appreciation rights or similar instruments with option-like features, and the compensation committee does not maintain a formal policy regarding the timing of the grant of equity awards to our executive officers.
Award Timing Method
The compensation committee meets periodically throughout the year to manage and evaluate our executive compensation program, and generally determines the principal elements of compensation (base salary, a performance-based cash bonus opportunity and equity awards) for our executive officers on an annual basis; however, decisions may occur at other times for new hires, promotions or other special circumstances as our compensation committee determines appropriate. The compensation committee does not delegate authority to approve executive officer compensation. The Company does not currently grant stock options, stock appreciation rights or similar instruments with option-like features, and the compensation committee does not maintain a formal policy regarding the timing of the grant of equity awards to our executive officers.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false